Impairment testing (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	€ (388,276)	€ (398,836)
Accumulated impairment
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	16,100	20,800
Accumulated impairment | Leasehold improvements
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	2,500	2,600
Accumulated impairment | Manufacturing equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	5,600	10,100
Accumulated impairment | Right-of-use assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	3,200	3,300
Accumulated impairment | R&D costs
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	3,700	3,600
Accumulated impairment | Internal development costs
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets	€ 1,200	€ 1,200